INVESTMENTS - OFFSETTING COLLATERAL (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 18.7	$ 88.9